Employee benefit plans and compensation plans - Retention Bonuses and Other Cash-Settled Awards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retention awards issued	$ 13.7
Retention awards recognized	8.9
Transaction bonuses recognized	$ 10.8	$ 2.1
Amount received from former parent for transaction and retention bonuses			$ 25.3
Retention bonuses recorded			13.3
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of incentive awards paid to employees received from White Mountains			$ 1.4